CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 567,204	$ 89,007	¥ 1,063,900
Restricted cash	62,528	9,812	125,844
Short-term investments	380,052	59,639	134,146
Accounts receivable, net (Allowance for credit losses of RMB 8,603 and RMB 7,225, respectively)	118,166	18,543	164,733
Advance to suppliers	59,437	9,327	103,836
Inventories, net	84,500	13,260	135,245
Amounts due from related parties	2,532	397	7,841
Prepaid expenses and other current assets (Allowance for credit losses of RMB 2,972 and RMB 4,791, respectively)	430,717	67,589	410,423
Total current assets	1,705,136	267,574	2,145,968
Non-current assets:
Property, equipment and software, net	12,842	2,015	26,010
Long-term Investments	381,401	59,850	158,931
Deferred tax assets	17,497	2,746	59,455
Operating lease right of use assets, net	5,420	851	11,324
Other non-current assets (Allowance for credit losses of RMB 1,514 and RMB 488, respectively)	227,674	35,727	148,793
Total non-current assets	644,834	101,189	404,513
Total assets	2,349,970	368,763	2,550,481
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiary of RMB 635,467 and RMB 326,899 as of December 31, 2020 and 2021, respectively)
Accounts payable	254,839	39,990	501,549
Deferred revenue	105,752	16,595	50,951
Incentive payables to members	265,612	41,680	312,170
Member management fees payable	15,570	2,443	45,841
Other payable and accrued liabilities	202,786	31,822	284,984
Amounts due to related parties	15,630	2,453	22,989
Operating lease liabilities - current	5,571	874	6,988
Total current liabilities	865,760	135,857	1,225,472
Non-current liabilities
Operating lease liabilities – non-current	3,123	490	8,309
Deferred tax liabilities	2,572	404	1,832
Total non-current liabilities	5,695	894	10,141
Total liabilities	871,455	136,751	1,235,613
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$0.000005 par value 20,000,000,000 shares authorized as of December 31, 2020 and 2021; 1,208,831,222 Class A ordinary shares and 949,960,000 Class B ordinary shares issued as of December 31, 2020 and 2021; 1,183,305,412 and 1,196,575,392 Class A ordinary shares and 949,960,000 and 949,960,000 Class B ordinary shares outstanding as of December 31, 2020 and 2021, respectively)	70	11	70
Additional paid-in capital	7,342,344	1,152,174	7,327,148
Statutory reserve	14,019	2,200	12,624
Accumulated other comprehensive income	(15,664)	(2,458)	9,452
Less: Treasury stock (25,525,810 and 12,255,830 shares as of December 31, 2020 and 2021, respectively)	(44,228)	(6,940)	(85,202)
Accumulated deficit	(5,818,645)	(913,072)	(5,952,085)
Total Yunji Inc. shareholders' equity	1,477,896	231,915	1,312,007
Non-controlling interests	619	97	2,861
Total shareholders' equity	1,478,515	232,012	1,314,868
Total liabilities and shareholders' equity	¥ 2,349,970	$ 368,763	¥ 2,550,481